7. EQUIPMENT, VEHICLES AND FURNITURE	12 Months Ended
Jan. 31, 2020
Notes
7. EQUIPMENT, VEHICLES AND FURNITURE

7.EQUIPMENT, VEHICLES AND FURNITURE

	Balance February 1, 2019	Additions for period	Disposals for period	Balance January 31, 2020

Automobile
Value at Cost	$ 67,320	$ 62,633	$ (67,320)	$ 62,633
Accumulated Depreciation	(65,011)	(9,395)	65,011	(9,395)
Net book value	$ 2,309	$ 53,238	$ (2,309)	$ 53,238

Office furniture and equipment
Value at Cost	$ 23,397	$ -	$ -	$ 23,397
Accumulated Depreciation	(22,487)	(182)	-	(22,669)
Net book value	$ 910	$ (182)	$ -	$ 728

Computer equipment
Value at Cost	$ 97,620	$ -	$ -	$ 97,620
Accumulated Depreciation	(95,366)	(1,009)	-	(96,375)
Net book value	$ 2,254	$ (1,009)	$ -	$ 1,245

Totals	$ 5,473	$ 52,047	$ (2,309)	$ 55,211

	Balance February 1, 2018	Additions for period	Disposals for period	Balance January 31, 2019

Automobile
Value at Cost	$ 67,320	$ -	$ -	$ 67,320
Accumulated Depreciation	(64,022)	(989)	-	(65,011)
Net book value	$ 3,298	$ (989)	$ -	$ 2,309

Office furniture and equipment
Value at Cost	$ 23,397	$ -	$ -	$ 23,397
Accumulated Depreciation	(22,260)	(227)	-	(22,487)
Net book value	$ 1,137	$ (227)	$ -	$ 910

Computer equipment
Value at Cost	$ 97,620	$ -	$ -	$ 97,620
Accumulated Depreciation	(93,537)	(1,829)	-	(95,366)
Net book value	$ 4,083	$ (1,829)	$ -	$ 2,254

Totals	$ 8,518	$ (3,045)	$ -	$ 5,473